SHORT-TERM DEBT AND LONG-TERM DEBT - Principal and Interest (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
SHORT-TERM DEBT AND LONG-TERM DEBT
Principal amount of loans and Financing	R$ 9,661,769	R$ 9,903,534
Interest accrued of loans and Financing	146,252	176,141
Total	R$ 9,808,021	R$ 10,079,675